Note 18 - Subsequent Event	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
1
8
.
Subsequent Event

Subsequent to
2020
year end, the Company entered into an Amended and Restated Loan and Guaranty Agreement with Farm Credit East. This agreement continues the
$100.0
million unsecured term loan and extends the maturity date to
June 2025.
The loan will bear a fixed interest rate of
3.3012%.
This agreement also contains certain covenants, including minimum EBITDA and minimum tangible net worth.